Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Partners Small Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 18,942	$ 15,912	$ 14,844	$ 20,899	$ 19,299	$ 13,907	$ 11,468	$ 12,027	$ 10,126	$ 9,496	$ 10,000
Variable Portfolio – Partners Small Cap Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 18,470	15,560	14,551	20,532	19,008	13,731	11,353	11,935	10,072	9,468	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772	$ 18,906	$ 15,933	$ 21,636	$ 21,040	$ 15,628	$ 12,163	$ 13,411	$ 10,978	$ 9,862	$ 10,000